Related Party	9 Months Ended	12 Months Ended
	May 31, 2019	Aug. 31, 2018
Related Party Transactions [Abstract]
Related Party

Note 6. Related Party

In October 2017 – February 28, 2019, the Company incurred a related party debt in the amount of $11,000 to an entity related to the legal custodian of the Company for professional fees . The debt is non-interest bearing. As of February 28, 2019, a balance of $7,200 remained outstanding. In February 28, 2018 – February 28, 2019, the Company issued a $34,954 in multiple notes payable to an entity related to the legal custodian of the Company for funds loaned. The notes payable bear interest at an annual rate of 10% and are convertible to common shares of the Company at $0.0001 per share. On May 8, 2018, $13,000 of the principal balance on notes payable was converted to common stock. As of February 28, 2019, $21,954 of the principal balance remained outstanding on the notes payable and $1,945 in accrued interest. In August 2018 – November 2018, the Company issued $15,956 in multiple notes payable to a legal custodian of the Company for funds loaned. The notes bear interest at an annual rate of 10% and are payable upon demand. As of February 28, 2019, $15,956 of the principal balance remained outstanding on the notes payable and $623 in accrued interest.

Note 6. Related Party

In October 2017 – August 31, 2018, the Company incurred a related party debt in the amount of $10,000 to an entity related to the legal custodian of the Company for professional fees . As of August 31, 2018, a balance of $6,200 remained outstanding.

In November 30, 2017 – August 31, 2018, the Company issued a $35,554 in multiple notes payable to an entity related to the legal custodian of the Company. The notes payable bear interest at an annual rate of 10% and is convertible to common shares of the Company at $0.0001 per share. On May 8, 2018, $13,000 of the principal balance on notes payable were converted to common stock. As of August 31, 2018, $22,554 of the principal balance remained outstanding on the note payable and $857.

In March 2018 and May 2018, a legal custodian of the Company, funded the Company a $600 in advances. On August 31, 2018, this amount was reclassified as a note payable, that bears interest at an annual rate of 10% and is payable upon demand. As of August 31, 2018. $600 of the principal balance remained outstanding on the note payable and $0 in accrued interest.

In connection with the above notes, the Company recognized a beneficial conversion feature of $27,954, representing the intrinsic value of the conversion features at the time of issuance. This beneficial conversion feature was accreted to interest expense during the year ended August 31, 2018.